Investment Strategy	Oct. 31, 2025
BNY Mellon Concentrated International ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests primarily in equity securities of foreign companies located in developed markets, excluding the United States. The fund considers "developed markets" to be countries included in the Morgan

Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE®) Index and Canada. "Foreign companies" are companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profits from businesses, investments or sales, outside the United States. The fund ordinarily invests in at least three countries and is not geographically limited in its investment selection. The fund invests principally in common stocks, including common stocks listed on foreign exchanges.

The fund may invest in equity securities of companies of any market capitalization. In addition, the fund may, from time to time, invest a significant portion (more than 20%) of its total assets in equity securities of companies in certain sectors or located in particular regions or countries. As of December 31, 2025, the fund invests a significant portion of its assets in equity securities of companies in the healthcare sector. In addition, as of December 31, 2025, the fund has significant exposure to equity securities of companies located in Western Europe, particularly France, and Japan. Although the fund's investments will be focused among developed markets, excluding the United States, the fund may invest up to 20% of its assets in emerging markets. Certain of the fund's investments may be denominated in foreign currencies. It is expected that the currency exposure of the fund's portfolio will be unhedged to the U.S. dollar.

The fund's sub-adviser, Walter Scott & Partners Limited (Walter Scott), an affiliate of the Adviser, seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable long-term growth, thereby benefitting from the power of compounding. Walter Scott focuses on individual equity security selection, building the fund's portfolio from the bottom up through extensive fundamental research.

The investment process begins with the screening of reported company financials. Companies that meet certain broad absolute and trend criteria are candidates for more detailed analysis. As part of that analysis, Walter Scott considers all material opportunities and risks with respect to a company, financial and non-financial, and regularly engages with company management teams. Walter Scott first restates the company's income statement, flow of funds, and balance sheet to a cash basis, to understand the cash generating strengths of the company and thereby the company's ability to achieve self-financed growth so far as possible. Walter Scott then conducts a detailed investigation of the company's products, cost and pricing, competition and industry position and outlook. In assessing the valuation of an individual equity security Walter Scott uses various measures, including price-to-earnings ratio versus growth rate, price-to-cash ratio, price-to-book ratio and dividend yield. Walter Scott invests the fund's assets in reasonably valued equity securities of companies exhibiting market leadership and long-term growth prospects, underpinned by strong management and sound operating practices. The fund typically invests in 25 to 30 companies. Geographic, sector and industry allocations, as well as allocations to equity securities of companies with varying market capitalizations, are the result of, not part of, the investment process, because Walter Scott's sole focus is on the analysis of and investment in individual companies.

The fund typically sells an equity security when it no longer possesses the characteristics that caused Walter Scott to purchase the security for the fund's portfolio. An equity security may be a sell candidate when its valuation reaches or exceeds its calculated fair value, or there are deteriorating fundamentals. Walter Scott may reduce the weighting of an equity security held by the fund if it becomes overweighted as determined by Walter Scott.

The fund is non-diversified.

BNY Mellon US Large Cap Core Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Solactive GBS United States 500 Index TR (index). Under normal circumstances, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization U.S. companies, ETFs providing exposure to such securities, and derivatives with economic characteristics similar to such securities. The fund considers large-capitalization companies to be companies with market capitalizations within the range of market capitalization of the companies included in the index. As of December 31, 2025, the full market capitalization range of companies included in the index was $783 million to $4.35 trillion. The fund considers a U.S. company to be a company whose securities are listed on a U.S. stock market.

The Solactive GBS United States 500 Index TR is a free float market capitalization weighted index designed to measure the performance of 500 of the largest companies listed on U.S. stock markets. The index's universe of eligible securities includes common stock and shares of real estate investment trusts (REITs) listed on the New York Stock Exchange, NYSE Market LLC, NYSE Arca, NASDAQ, Investors Exchange, or BATS Exchange, traded in U.S. dollars, and that meet certain tradability requirements. At each reconstitution, eligible securities are ranked by total market capitalization in descending order. All securities ranked in the top 425 are selected for inclusion in the index and current index constituents with a rank from 426 to 600 are selected until the total number of companies in the index equals 500. If the total number of companies is below 500, the highest-ranking remaining securities are selected until 500 is reached. The index reconstitutes quarterly in February, May, August, and November. As of December 31, 2025, the index was comprised of 503 securities. Under normal circumstances, the fund generally invests in all of the stocks in the index in proportion to their weighting in the index. However, the fund may invest in a representative sample of the index if replicating the index could be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the index, in instances in which a security in the index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the fund but not the index.

In seeking to track the index, the fund's assets may be concentrated in (i.e., more than 25% of the fund's assets invested in) an industry or group of industries, but only to the extent that the index concentrates in a particular industry or group of industries. As of December 31, 2025, approximately 43.10% of the index consisted of securities of issuers in the information technology sector.

The fund is classified as diversified under the Investment Company Act of 1940, as amended (1940 Act); however, the fund may become non-diversified solely as a result of changes in the composition of the index (e.g., changes in weightings of one or more component securities). When the fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.

BNY Mellon US Mid Cap Core Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Solactive GBS United States 400 Index TR (index). Under normal circumstances, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of medium-capitalization U.S. companies, ETFs providing exposure to such securities, and derivatives with economic characteristics similar to such securities. The fund considers medium-capitalization companies to be companies with market capitalizations within the range of market capitalization of companies included in the index. As of December 31, 2025, the full market capitalization range of companies included in the index was $429 million to $32.10 billion. The fund considers a U.S. company to be a company whose securities are listed on a U.S. stock market.

The Solactive GBS United States 400 Index TR is a free float market capitalization weighted index designed to measure the performance of 400 mid-capitalization companies listed on U.S. stock markets. The index’s universe of eligible securities includes common stock and shares of real estate investment trusts (REITs) listed on the New York Stock Exchange, NYSE Market LLC, NYSE Arca, NASDAQ, Investors Exchange, or BATS Exchange, traded in U.S. dollars, and that meet certain tradability requirements. Securities included in the Solactive GBS United States 500 Index TR, an index designed to measure the performance of 500 of the largest companies listed on U.S. stock markets, are not eligible for inclusion. At each reconstitution, eligible securities are ranked by total market capitalization in descending order. All securities ranked in the top 340 are selected for inclusion in the index and current index constituents with a rank from 341 to 480 are selected until the total number of companies in the index equals 400. If the total number of companies is below 400, the highest-ranking remaining securities are selected until 400 is reached. The index reconstitutes quarterly in February, May, August, and November. As of December 31, 2025, the index was comprised of 403 securities.

Under normal circumstances, the fund generally invests in all of the stocks in the index in proportion to their weighting in the index. However, the fund may invest in a representative sample of the index if replicating the index could be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the index, in instances in which a security in the index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the fund but not the index.

In seeking to track the index, the fund's assets may be concentrated in (i.e., more than 25% of the fund's assets invested in) an industry or group of industries, but only to the extent that the index concentrates in a particular industry or group of industries. As of December 31, 2025, approximately 22.28% of the index consisted of securities of issuers in the financials sector.

The fund is classified as diversified under the Investment Company Act of 1940, as amended (1940 Act); however, the fund may become non-diversified solely as a result of changes in the composition of the index (e.g., changes in weightings of one or more component securities). When the fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.

BNY Mellon US Small Cap Core Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Solactive GBS United States 600 Index TR (index). Under normal circumstances, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization U.S. companies, ETFs providing exposure to such securities, and derivatives with economic characteristics similar to such securities. The fund considers small-capitalization companies to be companies with market capitalizations within the range of market capitalization of companies included in the index. As of December 31, 2025, the full market capitalization range of companies included in the index was $295 million to $8.77 billion. The fund considers a U.S. company to be a company whose securities are listed on a U.S. stock market.

The Solactive GBS United States 600 Index TR is a free float market capitalization weighted index designed to measure the performance of 600 small-capitalization companies listed on U.S. stock markets. The index's universe of eligible securities includes common stock and shares of real estate investment trusts (REITs) listed on the New York Stock Exchange, NYSE Market LLC, NYSE Arca, NASDAQ, Investors Exchange, or BATS Exchange, traded in U.S. dollars, and that meet certain tradability requirements. Securities included in the Solactive GBS United States 500 Index TR, an index designed to measure the performance of 500 of the largest companies listed on U.S. stock markets, or the Solactive GBS United States 400 Index TR, an index designed to measure the performance of 400 mid-capitalization companies listed on U.S. stock markets, are not eligible for inclusion. At each reconstitution, eligible securities are ranked by total market capitalization in descending order. All securities ranked in the top 510 are selected for inclusion in the index and current index constituents with a rank from 511 to 720 are selected until the total number of companies in the index equals 600. If the total number of companies is below 600, the highest-ranking remaining securities are selected until 600 is reached. The index reconstitutes quarterly in February, May, August, and November. As of December 31, 2025, the index was comprised of 598 securities.

Under normal circumstances, the fund generally invests in all of the stocks in the index in proportion to their weighting in the index. However, the fund may invest in a representative sample of the index if replicating the index could be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the index, in instances in which a security in the index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the fund but not the index.

In seeking to track the index, the fund's assets may be concentrated in (i.e., more than 25% of the fund's assets invested in) an industry or group of industries, but only to the extent that the index concentrates in a particular industry or group of industries. As of December 31, 2025, approximately 28.00% of the index consisted of securities of issuers in the financials sector.

The fund is classified as diversified under the Investment Company Act of 1940, as amended (1940 Act); however, the fund may become non-diversified solely as a result of changes in the composition of the index (e.g., changes in weightings of one or more component securities). When the fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.

BNY Mellon International Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR (index), depositary receipts based on securities comprising the index, exchange-traded funds (ETFs) providing exposure to such securities, and derivatives with economic characteristics similar to such securities or the index. The fund's derivatives investments may include futures, currency forwards, total return swaps and structured notes. Under normal circumstances, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, ETFs providing exposure to such securities, and derivatives with economic characteristics similar to such securities. Depositary receipts are considered equity securities for purposes of the 80% investment policy.

The Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR is a free float market capitalization weighted index designed to measure the performance of developed market (excluding the United States) large- and mid-capitalization companies. The index's universe of eligible securities includes equity securities issued by developed market companies (excluding the United States), listed on a developed market exchange, and that meet certain tradability requirements. Securities included in the index may be denominated in foreign currencies. To determine if a company is a developed market company, the index considers the company's country of primary listing, incorporation, domicile, and risk. At each reconstitution, eligible securities are ranked by total market capitalization in descending order and securities representing approximately the top 85% free float market capitalization of each developed market country are included in the index. As of December 31, 2025, the index considers the following countries to be developed market countries (excluding the United States): Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, and United Kingdom. The index reconstitutes semi-annually in May and November. As of December 31, 2025, the index was comprised of 985 securities. Under normal circumstances, the fund generally invests in all of the stocks in the index in proportion to their weighting in the index. However, the fund may invest in a representative sample of the index if replicating the index could be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the index, in instances in which a security in the index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the fund but not the index.

In seeking to track the index, the fund's assets may be concentrated in (i.e., more than 25% of the fund's assets invested in) an industry or group of industries, but only to the extent that the index concentrates in a particular industry or group of industries. In addition, a significant portion of the fund's assets will generally be focused in a country or region to the extent the index is focused in a particular country or region. As of December 31, 2025, approximately 29.10% of the index consisted of securities of issuers in the financials sector. Additionally, as of December 31, 2025, the index had significant exposure to issuers located in Japan and the European region.

The fund is classified as diversified under the Investment Company Act of 1940, as amended (1940 Act); however, the fund may become non-diversified solely as a result of changes in the composition of the index (e.g., changes in weightings of one or more component securities). When the fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.

BNY Mellon Emerging Markets Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR (index), depositary receipts based on securities comprising the index, exchange-traded funds (ETFs) providing exposure to such securities, and derivatives with economic characteristics similar to such securities or the index. The fund's derivatives investments may include futures, currency forwards, total return swaps and structured notes. Under normal circumstances, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies, ETFs providing exposure to such securities, and derivatives with economic characteristics similar to such securities. Depositary receipts are considered equity securities for purposes of the 80% investment policy. The fund considers emerging market countries to be countries included in the index.

The Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR is a free float market capitalization weighted index designed to measure the performance of emerging market large- and mid-capitalization companies. The index's universe of eligible securities includes equity securities issued by emerging market companies, listed on a developed or emerging market exchange, and that meet certain tradability and foreign investment limitation requirements. Securities included in the index may be denominated in foreign currencies. To determine if a company is an emerging market company, the index considers the company's country of primary listing, incorporation, domicile, and risk. At each reconstitution, eligible securities are ranked by total market capitalization in descending order and securities representing approximately the top 85% free float market capitalization of each emerging market country are included in the index. As of December 31, 2025, the index considers the following countries to be emerging market countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Philippines, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, and United Arab Emirates. The index reconstitutes semi-annually in May and November. As of December 31, 2025, the index was comprised of 2,165 securities.

Under normal circumstances, in seeking to track the index's performance, the fund generally purchases a representative sample of the securities comprising the index. By using a sampling process, the fund typically will not invest in all of the securities in the index. The fund may also fully replicate the index when determined to be in the best interest of the fund in pursuing its objective.

In seeking to track the index, the fund's assets may be concentrated in (i.e., more than 25% of the fund's assets invested in) an industry or group of industries, but only to the extent that the index concentrates in a particular industry or group of industries. In addition, a significant portion of the fund's assets will generally be focused in a country or region to the extent the index is focused in a particular country or region. As of December 31, 2025, approximately 33.73% of the index consisted of securities of issuers in the information technology sector and approximately 23.37% of the index consisted of securities of issuers in the financials sector. Additionally, as of December 31, 2025, the index had significant exposure to issuers located in China, Taiwan and the Asian region.

The fund is classified as diversified under the Investment Company Act of 1940, as amended (1940 Act); however, the fund may become non-diversified solely as a result of changes in the composition of the index (e.g., changes in weightings of one or more component securities). When the fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.

BNY Mellon Core Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests substantially all of its assets in bonds comprising the Bloomberg US Aggregate Total Return Index (index), and TBA transactions (as defined below) representing bonds included in the index. Under normal circumstances, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in bonds, TBA transactions representing bonds and ETFs providing exposure to such securities.

The Bloomberg US Aggregate Total Return Index is designed to measure the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed pass-through securities (agency fixed-rate), commercial mortgage-backed securities (agency and non-agency) and other asset-backed securities having at least one year until final maturity. Treasury, government-related and corporate securities must have $300 million or more par amount outstanding. For mortgage-backed pass-through securities, pool aggregates must have $1 billion or more par amount outstanding. Asset-backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. Commercial mortgage-backed securities must have a minimum deal size of $500 million with at least $300 million outstanding and a minimum tranche size of $25 million. To be included in the index, securities must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody's, S&P and Fitch. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the index provider may use other sources to classify securities by credit quality. The index may include U.S. dollar-denominated bonds issued by foreign issuers. Securities in the index are updated on the last business day of each month. The fund seeks to maintain a dollar-weighted average maturity consistent with that of the index. As of December 31, 2025, the index was comprised of approximately 14,000 securities and had a dollar-weighted average maturity of 8.16 years.

Under normal circumstances, in seeking to track the index's performance, the fund generally purchases a representative sample of the securities comprising the index. By using a sampling process, the fund typically will not invest in all of the securities in the index. The fund may also fully replicate the index when determined to be in the best interest of the fund in pursuing its objective.

In seeking to track the index, the fund’s assets may be concentrated in (i.e., more than 25% of the fund’s assets invested in) an industry or group of industries, but only to the extent that the index concentrates in a particular industry or group of industries.

As of December 31, 2025, approximately 24% of the bonds represented in the index were U.S. agency mortgage-backed pass-through securities. U.S. agency mortgage-backed pass-through securities are securities issued by entities such as Government National Mortgage Association (GNMA) and Federal National Mortgage Association (FNMA) that are backed by pools of mortgages. Certain transactions in mortgage-backed pass-through securities occur through standardized contracts for future delivery in which the exact mortgage-backed pools to be delivered are not specified until a few days prior to settlement, referred to as a "to-be-announced transaction" or "TBA transaction." In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date. It is anticipated that the fund will generally participate in rolling TBA transactions, but it may also receive pools of mortgages. The fund expects to enter into TBA transactions on a regular basis. The fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short term instruments, including shares of affiliated money market funds.

The fund is classified as diversified under the Investment Company Act of 1940, as amended (1940 Act); however, the fund may become non-diversified solely as a result of changes in the composition of the index (e.g., changes in weightings of one or more component securities). When the fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.

BNY Mellon Global Infrastructure Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued by dividend-paying infrastructure companies. The fund's sub-adviser, Newton Investment Management North America LLC (NIMNA), an affiliate of the Adviser, seeks to select for the fund securities of infrastructure companies that NIMNA believes benefit from consistent regulatory environments (a feature more common in developed markets than emerging markets), stable cash flows driven by sustainable business models, and consistent dividend payment profiles. NIMNA utilizes quantitative and fundamental research to select investments by focusing on infrastructure companies that it believes possess the most favorable combination of cash flow stability, dividend payment potential, and valuation metrics (such as price to earnings ratio, price to book ratio, and price to cash flow ratio). NIMNA's fundamental research includes evaluating key areas such as balance sheet strength, competitive landscape, stock-price valuations, liquidity, and analysis of regulatory environment. The fund is expected to invest principally in common stocks of companies, including shares of real estate investment trusts (REITs), located in a number of different countries, including the United States. NIMNA considers a dividend paying company to be a company that is projected to pay a dividend in the next 12 months, based on industry consensus yield forecasts.

Additionally, the fund targets, but does not guarantee, an annualized gross forward-looking 12-month yield of 6% or more for its portfolio (the "targeted yield"). The targeted yield represents the forward-looking yield of the fund's portfolio securities in the aggregate over the next 12 months, calculated before fund fees, expenses, and taxes, and does not represent the amount of distributions payable to fund shareholders. The targeted yield is based on the dividend yield of the securities in the portfolio. The fund's targeted yield is based on the securities in the portfolio in the aggregate and the fund may hold individual securities with a higher or lower individual yield than the targeted yield. The security yield data is sourced from an independent third-party data provider and made up of industry consensus yield forecasts. If the forward-looking yield of the fund's portfolio falls below the targeted yield, NIMNA may sell securities and reallocate the fund's assets in an effort to maintain the targeted yield. There can be no assurance, and there is no certainty, that the fund will be able to achieve such targeted yield or any particular level of yield.

Infrastructure refers to the structures, networks, systems and facilities necessary for the operation, function, growth or development of a society or economy. NIMNA considers an infrastructure company to be a company that derives at least 50% of its revenues or profits from, or devotes at least 50% of its assets to, the ownership, management, development, construction, renovation, enhancement, operation or servicing of infrastructure assets. Examples of infrastructure assets include, but are not limited to, utility assets (such as electric transmission and distribution lines, gas distribution pipelines, water pipelines and treatment facilities, and sewer facilities), energy assets (such as oil and gas pipelines, storage facilities, and other facilities used for gathering, processing, or transporting hydrocarbon products as well as contracted renewable power assets), industrials assets (such as capital goods and transportation), communication services assets (such as communications towers, data centers, fiber networks, and satellites), real estate assets (such as equity REITs) and health care assets (such as health care equipment). NIMNA seeks exposure to companies operating in industries involved with "traditional" infrastructure assets, which currently include the utilities, energy and industrials industries, as well as companies operating in industries involved with "non-traditional" infrastructure assets, which currently include the communication services, real estate and health care industries. The fund may have exposure to a portion or all of these industries at any given time depending on NIMNA's assessment of economic, political or regulatory occurrences affecting each infrastructure asset category. The fund's investments are concentrated (i.e., more than 25% of the fund's total assets) in the securities of issuers in the infrastructure group of industries.

The fund invests in securities of companies located throughout the world, including in the United States. Under normal market conditions, the fund will invest at least 40% of its net assets, unless market conditions are deemed unfavorable by NIMNA (and in all cases, at least 30% of its net assets), in foreign companies. The fund considers a foreign company to be a company organized or with its principal place of business in, or that has a majority of its assets or business in, or whose securities are primarily listed or traded on exchanges in, a country outside the United States. The fund will normally maintain investments in companies economically tied to a minimum of three countries, one of which may be the United States. In addition, the fund may invest up to 25% of its net assets in stocks of companies located in emerging market countries. The fund considers emerging market countries to be all countries represented in the Morgan Stanley Capital International Emerging Markets Index. Certain of the fund's investments may be denominated in foreign currencies. The currency exposure of the fund's portfolio is generally unhedged to the U.S. dollar. The fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of companies located in a particular country or region. As of the date of this Prospectus, in addition to the United States, the fund has significant exposure to securities of companies located in the European region, particularly France.

The fund may invest in securities of companies with any market capitalization. As part of its ongoing review of portfolio holdings, NIMNA may sell a security when NIMNA identifies that the company has weakness in its business model, increased exposure to economic, regulatory or political risk, or lower than expected dividend payments. NIMNA also may sell a security when it identifies a more promising investment opportunity.

The fund is non-diversified.

BNY Mellon High Yield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund seeks to provide diversified investment exposure to the U.S. high yield bond market. While the fund is not an index fund and does not attempt to replicate any index, the fund normally invests substantially all of its assets in bonds that, at the time of purchase, are included in the Bloomberg US Corporate High Yield Total Return Index (Index), ETFs providing exposure to securities included in the Index and derivatives with economic characteristics similar to such bonds, ETFs or the Index. The fund's derivatives investments may include futures, total return swaps, structured notes and credit default swap indexes, and are typically used for hedging, risk management, and liquidity purposes. Under normal circumstances, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in high yield securities and ETFs providing exposure to such securities. The fund's policy with respect to the investment of at least 80% of its net assets may be changed by the fund's board, upon 60 days' prior notice to shareholders. The fund considers high yield securities to be securities with ratings that qualify for inclusion in the Index.

The Index is designed to measure the U.S. dollar-denominated, high yield (junk), fixed-rate, taxable corporate bond market. Bonds included in the Index must have $150 million or more par amount outstanding and at least one year until final maturity. Bonds are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the Index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign issuers. Securities in the Index are updated on the last business day of each month.

The fund's sub-adviser, Insight North America LLC, an affiliate of the Adviser, uses a systematic investment process to select high yield securities for the fund's portfolio. The sub-adviser uses a proprietary credit model to construct a portfolio with general risk characteristics (e.g., credit rating distribution, duration and sector weightings) similar to those of the Index. In an attempt to generate a modest amount of outperformance over the Index, the sub-adviser also uses the proprietary credit model to identify opportunities to harvest income and capitalize on fallen angels (bonds initially given investment-grade ratings, but subsequently reduced to high yield), to determine appropriate weightings, based on risk and relative value signals, of individual securities for the fund's portfolio. For example, the sub-adviser may overweight against the Index individual securities identified by the credit model to have more favorable risk and relative value signals (i.e., securities identified as undervalued) and may underweight against the Index individual securities identified by the credit model to have less favorable risk and relative value signals (i.e., securities identified as overvalued). The sub-adviser will seek to ensure that the fund's exposure to securities identified with less favorable risk and relative value signals, if any, will be no greater than such securities' weights in the Index at the time of purchase.

Current fund portfolio holdings may become sell candidates if the sub-adviser believes that bonds with better risk and return characteristics become available, or if the holding no longer meets the sub-adviser's strategic or portfolio construction objectives.

The fund may, from time to time, invest a significant portion (more than 20%) of its assets in securities of companies in certain sectors and/or industries. As of December 31, 2025, the fund invests a significant portion of its assets in securities of companies in the consumer cyclical sector.

The fund is classified as diversified under the Investment Company Act of 1940, as amended (1940 Act).